Restructuring Charges (Tables)	12 Months Ended
Sep. 30, 2025
Restructuring Charges [Abstract]
Restructuring Activities

The restructuring activities for fiscal years 2025, 2024 and 2023, as of September 30, 2025 were as follows (*):

	Workforce	Premises and other	Total
Liability as of October 1, 2022	$—	$—	$—
Restructuring Charges	53,547	17,354	70,901
Payments	(25,870)	(3,991)	(29,861)
Non-Cash items	(2,846)	(10,998)	(13,844)
Liability as of September 30, 2023	$24,831	$2,365	$27,196
Restructuring Charges	115,843	15,245	131,088
Payments	(63,389)	(1,392)	(64,781)
Non-Cash items	(1,966)	(13,553)	(15,519)
Liability as of September 30, 2024	$75,319	$2,665	$77,984
Restructuring Charges	73,794	6,745	80,539
Payments	(77,774)	(3,633)	(81,407)
Non-Cash items	(1,065)	(3,093)	(4,158)
Liability as of September 30, 2025	$70,274	$2,684	$72,958

(*) The tables above do not include amounts related to employees' benefit incurred in prior periods.